ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments

March 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 7.2%

Pharmaceuticals – 7.2%
Curaleaf Holdings, Inc.(a)(b)	13,202,800	$12,014,548
Fluent Corp.(b)	5,241,788	301,402
Hempfusion Wellness, Inc. (Canada)(b)(c)	2,388,103	0
TerrAscend Corp. (Canada)†(b)	26,709,924	12,794,054
Total Pharmaceuticals		25,110,004

Total Common Stocks (Cost $110,831,916)		25,110,004

MONEY MARKET FUNDS – 13.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.18%(d)	46,027,047	46,027,047
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.29%(d)(e)	52,500	52,500
Total Money Market Funds (Cost $46,079,547)		46,079,547

Total Investments – 20.3% (Cost $156,911,463)		71,189,551
Other Assets in Excess of Liabilities – 79.7%		279,553,319
Net Assets – 100.0%		$350,742,870

OBFR - Overnight Bank Funding Rate

†	Affiliated Company.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $38,220; the aggregate market value of the collateral held by the fund is $52,500.
(b)	Non-income producing security.
(c)	Fair valued using significant unobservable inputs.
(d)	Rate shown reflects the 7-day yield as of March 31, 2025.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3		Total
Common Stocks	$25,110,004	$–	$–	*	$25,110,004
Money Market Funds	46,079,547	–	–		46,079,547
Swaps†	–	329,681	–		329,681
Total	$71,189,551	$329,681	$–	*	$71,519,232

Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$–	$(9,589,390)	$–	$(9,589,390)

*	Less than $1.
†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Pharmaceuticals	7.2%
Money Market Funds	13.1
Total Investments	20.3
Other Assets in Excess of Liabilities	79.7
Net Assets	100.0%

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Total return swap contracts outstanding as of March 31, 2025:

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
4Front Ventures ORD	OBFR + 2.00%	Monthly	11/20/2026	$509,693	$505,459	$(4,234)
Ascend Well	OBFR + 2.00%	Monthly	11/20/2026	812,217	807,637	(4,580)
AYR Rights Offering	OBFR + 2.00%	Monthly	3/01/2026	27,142	26,687	(455)
AYR Rights Offering	OBFR + 4.00%	Monthly	3/01/2026	108,967	20,704	(88,263)
AYR Wellness	OBFR + 4.00%	Monthly	11/20/2026	491,977	441,485	(50,492)
AYR Wellness	OBFR + 2.00%	Monthly	11/20/2026	930,342	921,313	(9,029)
AYR Wellness	OBFR + 4.00%	Monthly	11/20/2026	1,497,091	951,025	(546,066)
C21 Investments ORD	OBFR + 4.00%	Monthly	9/02/2026	175,697	222,000	46,303
C21 Investments ORD	OBFR + 2.00%	Monthly	8/25/2026	1,205,796	1,200,587	(5,209)
C21 Investments ORD	OBFR + 4.00%	Monthly	9/02/2026	625,955	809,375	183,420
Columbia Care ORD	OBFR + 4.00%	Monthly	9/02/2026	608,386	592,800	(15,586)
Columbia Care ORD	OBFR + 2.00%	Monthly	9/02/2026	1,392,088	1,383,538	(8,550)
Columbia Care ORD	OBFR + 4.00%	Monthly	9/02/2026	184,901	182,400	(2,501)
Cresco Labs ORD	OBFR + 2.00%	Monthly	11/20/2026	19,006,027	18,893,232	(112,795)
Cresco Labs ORD	OBFR + 4.00%	Monthly	9/02/2026	2,308,000	2,292,595	(15,405)
Cresco Labs ORD	OBFR + 4.00%	Monthly	9/02/2026	5,364,204	5,002,500	(361,704)
Curaleaf Holdings SUB VOT	OBFR + 4.00%	Monthly	11/20/2026	865,100	910,000	44,900
Curaleaf Holdings SUB VOT	OBFR + 2.00%	Monthly	11/20/2026	35,450,398	35,190,684	(259,714)
Glass House Brands	OBFR + 2.00%	Monthly	11/20/2026	13,990,072	13,910,727	(79,345)
Glass House Brands	OBFR + 4.00%	Monthly	9/02/2026	5,152,942	5,208,000	55,058
Glass House Brands	OBFR + 4.00%	Monthly	9/02/2026	4,258,691	4,092,000	(166,691)
Gold Flora Corp	OBFR + 2.00%	Monthly	9/22/2026	175,351	174,755	(596)
Green Thumb Industries SUB VOT	OBFR + 4.00%	Monthly	1/18/2027	14,071,679	12,433,400	(1,638,279)
Green Thumb Industries SUB VOT	OBFR + 2.00%	Monthly	11/20/2026	97,805,779	97,209,155	(596,624)
Green Thumb Industries SUB VOT ORD	OBFR + 4.00%	Monthly	9/02/2026	6,047,345	5,179,208	(868,137)
Grown Rogue International	OBFR + 4.00%	Monthly	1/18/2027	1,056,241	889,240	(167,001)
Grown Rogue International	OBFR + 2.00%	Monthly	11/20/2026	1,217,945	1,210,969	(6,976)
Jushi Holdings CL B SUB VOT ORD	OBFR + 4.00%	Monthly	1/18/2027	2,315,998	2,304,000	(11,998)
Jushi Holdings CL B SUB VOT ORD	OBFR + 2.00%	Monthly	11/20/2026	4,642,142	4,617,462	(24,680)
Lowell Farms ORD	OBFR + 2.00%	Monthly	11/20/2026	5,852	5,817	(35)
Marimed ORD	OBFR + 2.00%	Monthly	11/20/2026	468,078	465,209	(2,869)
Planet 13 Holdings ORD	OBFR + 4.00%	Monthly	9/02/2026	698,536	565,258	(133,278)
Planet 13 Holdings ORD	OBFR + 2.00%	Monthly	11/20/2026	3,091,842	3,070,972	(20,870)
Planet 13 Holdings ORD	OBFR + 4.00%	Monthly	9/02/2026	563,629	424,550	(139,079)
Terrascend ORD	OBFR + 4.00%	Monthly	1/18/2027	1,435,997	1,407,829	(28,168)
Terrascend ORD	OBFR + 2.00%	Monthly	11/20/2026	5,533,607	5,506,134	(27,473)
Trulieve Cannabis ORD	OBFR + 4.00%	Monthly	9/02/2026	9,341,488	8,685,000	(656,488)
Trulieve Cannabis ORD	OBFR + 2.00%	Monthly	11/20/2026	55,267,049	54,956,379	(310,670)
Trulieve Cannabis ORD	OBFR + 4.00%	Monthly	9/02/2026	9,186,147	8,434,100	(752,047)
Vapen Mj Ventures ORD	OBFR + 2.00%	Monthly	8/25/2026	632,293	629,532	(2,761)
Verano Holdings ORD	OBFR + 4.00%	Monthly	12/20/2025	8,071,859	5,718,240	(2,353,619)
Verano Holdings ORD	OBFR + 2.00%	Monthly	11/20/2026	13,946,664	13,852,993	(93,671)
Verano Holdings ORD	OBFR + 4.00%	Monthly	9/02/2026	1,022,391	1,013,688	(8,703)
Vireo Health International ORD	OBFR + 2.00%	Monthly	11/20/2026	3,224,029	3,209,280	(14,749)
Net Unrealized Depreciation						$(9,259,709)

Clear Street, CF Secured and Nomura act as the counterparties to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of March 31, 2025, cash in the amount of $343,759,808 has been segregated as collateral from the broker for swap contracts.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the period ended March 31, 2025 were as follows:

Affiliated Holding Name	Value at 6/30/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 3/31/2025	Value at 3/31/2025	Dividend Income
TerrAscend Corp.	$32,548,937	$3,369,718	$(509,397)	$(137,995)	$(22,477,209)	26,709,924	$12,794,054	$–